Income Taxes (Narrative) (Details) $ in Millions	3 Months Ended
Jan. 31, 2024 CAD ($)
Disclosure Of Income Tax [Table]
Additional Income Tax and Interest reassessed	$ 1,783
Revenu Quebec Agency [member] | 2011 to 2017 taxation years [member]
Disclosure Of Income Tax [Table]
Additional Income Tax and Interest reassessed	51
Canada Revenue Agency Reassessment [member] | 2011 to 2018 taxation years [member]
Disclosure Of Income Tax [Table]
Additional Income Tax and Interest reassessed	1,661
Alberta Tax and Revenue Administration Reassessment [member] | 2011 to 2018 taxation years [member]
Disclosure Of Income Tax [Table]
Additional Income Tax and Interest reassessed	$ 71